UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-21409
                                                           -----

Pioneer Municipal High Income Advantage Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2006 to June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2007
      ----------------


=================== PIONEER MUNI HIGH INCOME ADVANTAGE TRUST ===================


WAYNE CHARTER COUNTY

Ticker:                      Security ID:  944315AN0
Meeting Date: MAY 7, 2007    Meeting Type: Written Consent
Record Date:  MAR 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                  For       For        Management
2     U.S. CITIZEN                              For       For        Management

========== END NPX REPORT